Share Exchange	12 Months Ended
Dec. 31, 2013
Share Exchange [Abstract]
Share Exchange
12.	Share Exchange

On October 18, 2012, the Company entered into the Exchange Agreement by and among (i) the Company, (ii) Grilled Cheese, (iii) GCT Sub; (iv) the Majority Shareholder and (v) the Minority Shareholder. Pursuant to the terms of the Exchange Agreement: (1) the Majority Shareholder transferred to GCT Sub all of the shares of Grilled Cheese held by such shareholder in exchange for the issuance of 4,275,000 shares of Common Stock; and (2) the Minority Shareholder transferred all of the shares of Grilled Cheese held by the Minority Shareholder in exchange for $500,000 and 845,000 shares of Common Stock.

The issuance of the Company's Common Stock to the Majority Shareholder and Minority Shareholder as well as the payment of $500,000 to the Minority Shareholder was accounted for as a recapitalization rather than a business combination. The $500,000 cash payment was recorded as a reduction of additional paid-in-capital during the 4th quarter of 2012.

Grant Registration Rights Agreement

In conjunction with the Share Exchange Transaction, the Company and the Minority Shareholder entered into a registration rights agreement ("Grant Registration Rights Agreement"). Pursuant to the Grant Registration Rights Agreement, the Company will register the 845,000 shares issued to the Minority Shareholder in the Share Exchange Transaction on any registration statement that the Company files in conjunction with the Private Placement Offering. On November 19, 2012 Michele Grant sold and assigned her rights and interest to the 845,000 shares issued pursuant to the Grant Registration Agreement, to a third party.